Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives, description	Leasehold improvement [Member]
Electronic equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years